Dams, asset retirement and environmental obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 266,319	$ 264,151
Additions	13,979	35,036
Payments	(12,383)	(25,393)
Foreign exchange effects	11,917	9,160
Interest accrual	26,969	23,662
Remeasurement discount rate	8,118	(40,297)
Balance at the end of the year	314,919	266,319
Current liabilities	33,718	23,646
Non-current liabilities	281,201	242,673
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	219,923
Additions	4,292
Payments	(6,036)
Foreign exchange effects	8,027
Interest accrual	22,770
Remeasurement discount rate	4,557
Balance at the end of the year	253,533	219,923
Current liabilities	24,264
Non-current liabilities	229,269
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	46,396
Additions	2,727
Payments	(6,347)
Foreign exchange effects	3,729
Interest accrual	4,199
Remeasurement discount rate	3,561
Balance at the end of the year	54,265	46,396
Current liabilities	8,438
Non-current liabilities	45,827
Dams Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year
Additions	6,960
Payments
Foreign exchange effects	161
Interest accrual
Remeasurement discount rate
Balance at the end of the year	7,121
Current liabilities	1,016
Non-current liabilities	$ 6,105